SCHEDULE OF EXPOSURE TO INTEREST RATE RISKS AND EFFECTIVE INTEREST RATES OF FINANCIAL ASSETS AND LIABILITIES (Details)	12 Months Ended
	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)
Borrowings [Member]
IfrsStatementLineItems [Line Items]
Weighted ave. effective rate %		1.00%
Financial liabilities		$ 52,252
Leases [Member]
IfrsStatementLineItems [Line Items]
Weighted ave. effective rate %	5.37%	5.37%
Financial liabilities	$ 204,038	$ 429,536
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,955,047	11,645,389
Financial liabilities
Floating interest rate [member] | Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Floating interest rate [member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets	17,949,091	2,025
Financial liabilities	204,038	481,788
Fixed interest rate [member] | Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		52,252
Fixed interest rate [member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	204,038	429,536
Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Financial assets	20,904,138	11,647,414
Financial liabilities	204,038	481,788
Cash at Bank / on Hand [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 20,902,282	$ 11,645,389	$ 7,868,978		€ 36,787	$ 2,512,767	€ 38,020
Weighted ave. effective rate %	0.20%	0.50%
Average maturity period days	At call	At call
Cash at Bank / on Hand [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 2,955,047	$ 11,645,389
Cash at Bank / on Hand [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets	17,947,235
Performance Bond and Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,856	$ 2,025
Weighted ave. effective rate %
Average maturity period days	At call	At call
Performance Bond and Deposits [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets
Performance Bond and Deposits [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,856	$ 2,025